Short Term Deposits	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
SHORT TERM DEPOSITS	NOTE 4 – SHORT TERM DEPOSITS
	December 31,
(in thousands)	2020	2019
Bank deposits in U.S.$ (annual average interest rates 0.6% and 2.1%)	$30,034	$8,060